Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	$ 559,701	$ 278,084
Dividend and interest income from investments carried at fair value	91,448	100,886
Equity method income (loss)	209	(9,108)
Interest and other income	13,313	27,759
Income from long-term investments	664,671	397,621
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	519,297	290,740
Dividend and interest income from investments carried at fair value	74,604	69,307
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	20,272	(6,649)
Dividend and interest income from investments carried at fair value	14,731	25,572
Atlantica share subscription agreement
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	20,015	0
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments	117	(6,007)
Dividend and interest income from investments carried at fair value	$ 2,113	$ 6,007